LONG-TERM INVESTMENTS	12 Months Ended
Sep. 30, 2018
LONG-TERM INVESTMENTS
11.	LONG-TERM INVESTMENTS

Long-term investments consisted of the following:

	As of September 30,
	2017	2018
	US$	US$
Cost method investments:
Beijing Ruida Chengtai Education Technology Co., Ltd. (“Beijing Ruida”) (a)	32,089	—
Hangzhou Wanting Technology Co., Ltd. (“Hangzhou Wanting”) (b)	4,986	—
Beijing teacheredu.cn Science & Technology Co., Ltd. (“Beijing teacheredu”) (c)	—	11,655
Beijing Yousian Technology Co., Ltd. (“Beijing Yousian”) (d)	—	3,276
Other cost method investments (e)	1,308	1,997
Equity method investment:
Hangzhou Wanting Technology Co., Ltd. (“Hangzhou Wanting”) (b)	—	6,819
Beijing Taixing #1 Investment Management Centre (LP) (“Beijing Taixing #1 LP”) (f)	—	2,184
Other equity method investments (g)	951	931
Available-for-sale securities investments:
Beijing Piyingke Technology Co., Ltd. (“Piyingke Technology”) (h)	2,548	—
Chongqing Moses Robots Co., Ltd. (“Chongqing Moses Robots”) (i)	—	3,494
Beijing Niuke Technology Co., Ltd (“Niuke Technology”) (j)	813	2,326
Other available-for-sale investments (k)	936	1,155

Total	43,631	33,837

(a)

In September 2017, the Group invested RMB192 million (US$28,858) in preferred shares representing 40% interest in Beijing Ruida, a leading provider of exam preparation services in China’s Legal Professional Qualification Examination. The investment was classified as a cost method investment as the Group determined that the preferred shares were not in-substance common share due to certain liquidation preferences.

The investment agreement between the Group and Beijing Ruida included a call option and certain contingent consideration payable by the Group. Under the call option, the Group has the option to further increase its equity interest in Beijing Ruida up to 60% before April 2019 if certain pre-agreed conditions are met. In addition, the Group was also subject to certain contingent consideration to Beijing Ruida if certain pre-agreed conditions were met. With the assistance of an independent appraiser, the Company initially estimated the fair value of the call option and the contingent consideration payable to approximate RMB10.5 million (US$1,580) and RMB21.5 million (US$3,231), respectively. The call option was included as part of the preferred shares investment. The Company recorded the contingent consideration payable at fair value included under “Accrued expenses and other liabilities” and remeasured the contingent consideration to fair value at each reporting period.

In July 2018, the Company settled its contingent consideration and paid RMB46.0 million (US$6,893) to Beijing Ruida in accordance with the terms of the original agreement. As a result, the Group recorded a charge due to change value amounting to US$3,867 in its consolidated statements of operations. Additionally, in July 2018, the Group also exercised partial of its call option to acquire an additional 11% equity interest of Beijing Ruida at cash consideration of RMB39.6 million (US$5,931). Following the completion of the transaction, the Group held 51% equity interest in Beijing Ruida and as a result, Beijing Ruida became a consolidated subsidiary of the Group. Refer to Note 3 for further details.

(b)

In January, August and September 2017, the Group invested an aggregated of RMB33.2 million (US$4,986) in exchange for preferred shares representing 20.72% equity interest in Hangzhou Wanting. Hangzhou Wanting offers comprehensive simulation-based learning platform to college students to master critical engineering and construction skills. The investment was classified as a cost method investment as the Group determined that the preferred shares were not in-substance common share due to certain liquidation preferences.

In December 2017, the Group further entered into a share transfer agreement with certain shareholders of Hangzhou Wanting, to purchase an additional 10% equity interest in Hangzhou Wanting, with redemption right, for a consideration of RMB16.0 million (US$2,405). Upon the expiration of the redemption right in April 2018, its preferred shares became in-substance common shares. The Group applies equity method to account for the investment, because the Group has the ability to exercise significant influence but does not have control over the investee. The Group shared loss of US$359 from Hangzhou Wanting for the year ended September 30, 2018.

(c)

In December 2017, the Group entered into a share transfer agreement with certain shareholders of Beijing teacheredu, an organization specialized in teacher’s continuing education, to purchase 14.5% equity interest for a consideration of RMB80.0 million (US$11,655). The investment was classified as a cost method investment as the Group determined that the preferred shares were not in-substance common share due to certain liquidation preferences.

(d)

In March 2018, the Group entered into an investment arrangement with certain shareholders of Beijing Yousian, an offline information technology training and recruiting service provider, to acquire 15% of Beijing Yousian’s equity interest for a consideration of RMB22.5 million (US$3,276). The investment was classified as a cost method investment as the Group determined that the preferred shares were not in-substance common share due to certain liquidation preferences. In addition, the investment agreement between the Group and Beijing Yousian includes a call option. With the assistance of an independent appraiser, the Company estimated the fair value of the call option to approximate RMB3.3 million (US$632), which was accounted as a cost method investment and carried initially at its fair value.

(e)	The “Other cost method investments” represent several insignificant cost method investments.

(f)

In December 2017, the Group entered into a partnership agreement with certain parties and subscribed 40% interest in Beijing Taixing #1 Investment Management Centre (LP) (“Beijing Taixing #1 LP”), for a consideration of RMB10.0 million (US$1,456). Beijing Taixing #1 LP, a limited partnership, will engage in preschool education investment. In February 2018, Beijing Taixing #1 increased its capital size, and the Group contributed additional RMB5.0 million (US$728), to maintain its equity interest at 40%. In December 2018, Beijing Xinrui Education Technology Co., Ltd. (“Beijing Xinrui”) succeeded Beijing Taixing #1 LP, therefore, the investment in Beijing Taixing#1 LP became 40% equity interest in Beijing Xinrui.

(g)

The other equity method investments represent several insignificant investments classified as equity method investments as of September 30, 2017 and 2018. During the year ended September 30, 2016, 2017 and 2018, the Group recorded its respective share of net loss (income) amounting US$91, US$153 and US$(61).

(h)

On March 9, 2017, the Group invested RMB17.0 million (US$2,548) in exchange for a 19.5% equity interest in Piyingke Technology, an internet animation cloud engine technology provider. The investment was classified as available-for-sale security as the Group determined that the shares were debt securities in nature due to the redemption option available to the investors and measured the investment subsequently at fair value. Piyingke Technology did not achieve the pre-agreed earn-out provision, which triggered the redemption right in October 2018. The Group determined that Piyingke Technology encountered going concern issue due to its failure to obtain a new round capital investment, poor operating result and insufficient cash reserve. In addition, Piyingke Technology failed to respond to the Group’s redemption request within a reasonable time period. As a result, the Group fully impaired the investment during the year ended September 30, 2018

(i)

In November 2017, the Group entered into a capital contribution agreement with Chongqing Moses Robots, an industrial automation solution provider, and its shareholders to purchase 10.0% equity interest for a consideration of RMB10.0 million (US$1,503), with certain redemption features. The investment was classified as available-for-sale security as the Group determined that the shares were debt securities in nature due to the redemption features and measured the investment subsequently at fair value. Chongqing Moses Robots did not achieve pre-agreed performance target, as a result, one of the redemption events was triggered. As part of the redemption process, the Group and the investee agreed to exchange the cash redemption for a 5% additional equity interest issued by the founding shareholders to the Group. As a result, the Group further increased its equity interest in Chongqing Moses Robots to 15%. Unrealized holding gain of US$1,917 was reported in other comprehensive income for the year ended September 30, 2018.

(j)

In September 2016, the Group purchased 8.5% equity in Niuke Technology for RMB4.3 million (US$639). In April 2018, Niuke Technology issued additional shares of which the Group subscribed additional 3% equity interest for RMB4.5 million (US$655), resulting in a 10.65% stake of total ownership. The Group accounted for both the initial and subsequent investments as available-for-sales as the Group determined that the shares were debt securities in nature due to certain redemption features. The Group initially and subsequently measured the investment at fair value. Unrealized holding gain of US$174 and US$884 were reported in other comprehensive income for the years ended September 30, 2017 and 2018.

(k)

Other investments represent several insignificant investments classified as available-for-sale investments as of September 30, 2017 and 2018. Unrealized holding gains of US$25 and US$218 were reported in other comprehensive income for the year ended September 30, 2017 and 2018.